Impairment of Non-Financial Assets (Tables)	12 Months Ended
Dec. 31, 2023
Impairment of Non-Financial Assets [Abstract]
Schedule of Impairment of Non-Financial Assets	As of December 31, 2023, 2022 and 2021, the composition of the item for impairment of non-financial assets is composed as follows:
	2023	2022	2021
	MCh$	MCh$	MCh$
Impairment of intangible assets	25	122	1,647
Impairment of property and equipment	1,754	9	43
Impairment of assets from income from ordinary activities from contracts with customers	(17)	(54)	—
Total	1,762	77	1,690